OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets current		$ 21,086